Restructuring (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2012 Y Facility Position	Apr. 30, 2011	Apr. 30, 2010
Restructuring (Textual) [Abstract]
Percent of positions reduced due to restructuring	70.00%
Total expected restructuring charge	$ 245,000,000	$ 235,000,000
Restructuring costs incurred announcement-to-date	188,800,000
Reduction in positions due to restructuring	850
Cost of products sold restructuring	38,552,000	54,089,000	3,870,000
Total restructuring charges	$ 81,141,000	$ 101,957,000	$ 5,711,000
Plants announced to be closed	6
Years over which balance of restructuring costs will be incurred	2